Document and Entity Information	3 Months Ended
Nov. 30, 2017
Document And Entity Information
Entity Registrant Name	SolarWindow Technologies, Inc.
Entity Central Index Key	0001071840
Document Type	S-1
Document Period End Date	Nov. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018